RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 14:-    RELATED PARTY BALANCES AND TRANSACTIONS

	December 31, 2016	December 31, 2015

Trade payables (a)	$97	$15

Related parties' expenses:

	Year ended December 31,
	2016	2015
Amounts charged to:

Research and development expenses (a)	$284	$225

Related parties' revenues:

	Year ended December 31,
	2016	2015
Amounts recognized from:

Revenues (b)	$-	$32

a.
For the year ended December 31, 2016 and 2015 the Company received research and development services related with cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies.

b.
For the year ended December 31, 2015 the Company recognized revenues from research and development services in consideration for pre-scheduled determined fees in accordance with a research collaboration and license agreement entered into in June 2012.